BROKERAGE COMMISSION AND HANDLING CHARGE INCOME (Tables)	12 Months Ended
Dec. 31, 2024
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
Schedule of brokerage commission and handling charge income

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Brokerage commission income	3,244,255	3,198,444	4,807,655
Handling charge income	763,387	746,335	1,237,091
Total	4,007,642	3,944,779	6,044,746

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Major types of products
Securities and options brokerage	3,619,045	3,618,681	5,602,144
Futures brokerage	329,218	295,547	392,030
IPO brokerage	21,123	12,364	22,014
Others	38,256	18,187	28,558
Total	4,007,642	3,944,779	6,044,746

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Geographic location (1)
Hong Kong	3,514,765	3,197,605	4,721,494
Others	492,877	747,174	1,323,252
Total	4,007,642	3,944,779	6,044,746

(1)Based on the location of the subsidiaries in which the revenues are recorded.